13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 94.6%
	AEROSPACE & DEFENSE - 10.5%
337,484	Howmet Aerospace, Inc.	$ 10,613,872
199,600	Mercury Systems, Inc.(a)	12,840,268
		23,454,140
	ASSET MANAGEMENT - 5.6%
257,300	Janus Henderson Group plc	6,049,123
327,017	Pershing Square Tontine Holdings Ltd.(a)	6,530,530
		12,579,653
	AUTOMOTIVE - 4.3%
65,785	Autoliv, Inc.	4,708,232
356,100	Dana, Inc.	5,010,327
		9,718,559
	BIOTECH & PHARMA - 12.3%
388,780	Alkermes plc(a)	11,581,757
2,028,100	Amarin Corp plc - ADR(a)	3,021,869
331,578	Elanco Animal Health, Inc.(a)	6,508,876
563,807	Ironwood Pharmaceuticals, Inc.(a)	6,500,695
		27,613,197
	CHEMICALS - 4.7%
226,451	Olin Corporation	10,480,152

	COMMERCIAL SUPPORT SERVICES - 4.0%
294,021	Aramark	9,005,863

	FOOD - 4.9%
276,384	AppHarvest, Inc.(a)	964,580
239,851	TreeHouse Foods, Inc.(a)	10,030,569
		10,995,149
	HEALTH CARE FACILITIES & SERVICES - 2.6%
275,145	Mednax, Inc.(a)	5,780,796

	HOME & OFFICE PRODUCTS - 2.8%
324,726	Newell Brands, Inc.	6,182,783

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	INSURANCE - 0.8%
188,698	eHealth, Inc.(a)	$ 1,760,552

	INTERNET MEDIA & SERVICES - 3.5%
114,200	GoDaddy, Inc., Class A(a)	7,943,752

	LEISURE FACILITIES & SERVICES - 3.0%
80,631	Papa John's International, Inc.	6,734,301

	PUBLISHING & BROADCASTING - 3.2%
758,858	Pearson plc - ADR	6,996,671

	REAL ESTATE OWNERS & DEVELOPERS - 3.4%
113,219	Howard Hughes Corporation (The)(a)	7,704,553

	RENEWABLE ENERGY - 3.6%
140,166	Enviva, Inc.	8,020,299

	RETAIL - CONSUMER STAPLES - 5.7%
81,765	Dollar Tree, Inc.(a)	12,743,075

	RETAIL - DISCRETIONARY - 2.6%
34,087	Asbury Automotive Group, Inc.(a)	5,772,293

	SOFTWARE - 6.6%
269,675	Evolent Health, Inc., Class A(a)	8,281,718
480,300	LivePerson, Inc.(a)	6,791,442
		15,073,160
	TECHNOLOGY HARDWARE - 2.6%
80,183	Seagate Technology Holdings plc	5,728,274

	TECHNOLOGY SERVICES - 5.7%
291,909	Green Dot Corporation, Class A(a)	7,329,835
64,490	Insight Enterprises, Inc.(a)	5,564,197
		12,894,032

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	WHOLESALE - CONSUMER STAPLES - 2.2%
158,460	US Foods Holding Corporation(a)	$ 4,861,553

	TOTAL COMMON STOCKS (Cost $206,576,192)	212,042,807

	SHORT-TERM INVESTMENTS — 5.4%
	MONEY MARKET FUNDS - 5.4%
12,045,153	First American Government Obligations Fund Class X, 1.29% (Cost $12,045,153)(b)	12,045,153

	TOTAL INVESTMENTS - 100.0% (Cost $218,621,345)	$ 224,087,960
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	14,333
	NET ASSETS - 100.0%	$ 224,102,293

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.